Notes and Convertible Notes Payable - Schedule of Net Amortized Value (Details) - Notes Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and Convertible Notes Payable [Line Items]
Principal Outstanding	$ 732,349	$ 498,679
Unamortized Discount	(210,734)	(109,027)
Amortized Carrying Value	$ 521,615	389,652
08/01/24 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Jul. 31, 2026
Principal Outstanding	$ 46,594	74,550
Unamortized Discount	(3,655)	(6,620)
Amortized Carrying Value	$ 42,939	67,929
07/29/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	May 30, 2026
Principal Outstanding	$ 44,015	176,061
Unamortized Discount	(12,200)	(30,499)
Amortized Carrying Value	$ 31,815	145,562
10/03/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Aug. 15, 2026
Principal Outstanding	$ 68,908	110,252
Unamortized Discount	(19,803)	(32,812)
Amortized Carrying Value	$ 49,105	77,441
11/10/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Aug. 30, 2026
Principal Outstanding	$ 137,816	137,816
Unamortized Discount	(24,556)	(39,096)
Amortized Carrying Value	$ 113,260	98,720
01/14/26 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Jan. 14, 2027
Principal Outstanding	$ 25,000
Unamortized Discount	(7,680)
Amortized Carrying Value	$ 17,320
01/22/26 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Jul. 16, 2026
Principal Outstanding	$ 240,000
Unamortized Discount	(90,223)
Amortized Carrying Value	$ 149,777
01/27/26 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Nov. 15, 2026
Principal Outstanding	$ 170,016
Unamortized Discount	(52,617)
Amortized Carrying Value	$ 117,399